UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08989

Industry Leaders® Fund
(Exact name of registrant as specified in charter)

104 Summit Ave PO Box 80 Summit, NJ		07902-0080
(Address of principal executive offices)		(Zip code)

Gerald P. Sullivan 104 Summit Ave PO Box 80 Summit, NJ 07902-0080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(908) 273 5440

Date of fiscal year end:	6/30

Date of reporting period:	03/31/2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

Item 1. Schedule of Investments

Industry Leaders® Fund

Form N-Q

March 31, 2009

	Shares	Value
3M Co	1,910	94,965
Abbott Laboratories	5,070	241,839
ACE Ltd	2,610	105,444
Amgen Inc	2,220	109,934
Apache Corp	2,266	145,228
Apple Inc	630	66,226
Applied Materials Inc	3,880	41,710
Archer-Daniels-Midland Co	8,560	237,797
AT&T Inc	9,690	244,188
Bank of America Corp	37,050	252,681
Bank of New York Mellon Corp/The	3,710	104,808
Barrick Gold Corp	3,700	119,954
Berkshire Hathaway Inc	81	228,420
Chevron Corp	3,518	236,550
Cintas Corp	2,360	58,339
Cisco Systems Inc	14,450	242,327
Coca-Cola Co/The	3,000	131,850
ConocoPhillips	6,180	242,009
Deere & Co	5,530	181,771
Emerson Electric Co	3,740	106,889
Estee Lauder Cos Inc/The	700	17,255
Exxon Mobil Corp	3,558	242,300
Fluor Corp	1,310	45,261
FPL Group Inc	2,040	103,489
General Dynamics Corp	3,790	157,626
General Electric Co	24,075	243,398
Goldman Sachs Group Inc/The	2,270	240,665
Google Inc	460	160,108
Hewlett-Packard Co	7,545	241,893
Honeywell International Inc	450	12,537
Illinois Tool Works Inc	1,250	38,563
Intel Corp	15,510	233,115
Johnson & Johnson	4,650	244,590
Johnson Controls Inc	8,040	96,480
JPMorgan Chase & Co	9,212	244,855

Leggett & Platt Inc	1,750	22,733
Lowe’s Cos Inc	5,710	104,208
Loews Corp	6,890	152,269
Manulife Financial Corp	11,470	128,464
McDonald’s Corp	1,420	77,489
McGraw-Hill Cos Inc/The	750	17,153
Medtronic Inc	6,660	196,270
Merck & Co Inc/NJ	1,160	31,030
MetLife Inc	5,680	129,334
Microsoft Corp	13,140	241,382
Morgan Stanley	4,450	101,327
National Oilwell Varco Inc	1,820	52,252
NIKE Inc	720	33,761
Nucor Corp	1,080	41,224
Occidental Petroleum Corp	3,640	202,566
Omnicom Group Inc	950	22,230
Oracle Corp	4,345	78,514
PACCAR Inc	680	17,517
PartnerRe Ltd	960	59,587
Pfizer Inc	17,810	242,572
Philip Morris International Inc	1,290	45,898
Praxair Inc	1,300	87,477
Procter & Gamble Co/The	4,260	200,603
Schlumberger Ltd	5,970	242,501
Sysco Corp	915	20,862
Target Corp	3,260	112,111
Southern Co/The	7,970	244,041
Travelers Cos Inc/The	6,140	249,530
Thomson Reuters Corp	2,670	67,765
United Parcel Service Inc	1,835	90,319
United Technologies Corp	5,620	241,548
Verizon Communications Inc	7,720	233,144
VF Corp	730	41,690
Visa Inc	4,410	245,196
Walgreen Co	6,270	162,769
Wal-Mart Stores Inc	4,705	245,131
Walt Disney Co/The	13,380	242,981
Washington Post Co/The	100	35,710
WellPoint Inc	5,860	222,504
Wells Fargo & Co	17,260	245,782

TOTAL COMMON STOCK - 105.05%	10,744,508

Money Market Securities (0.25% annual rate 3/31/09)	90,731

TOTAL INVESTMENTS - 100.89%	10,835,239

Liabilities in Excess of Other Assets - (0.89%)	(96,045)

NET ASSETS	10,739,194

ITEM 2.  CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:	/S/ Virginia M Dawson

Virginia M. Dawson
President and Chief Executive Officer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ GERALD P. SULLIVAN

Gerald P. Sullivan
Chief Financial Officer

Date:	May 29, 2009

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.